Financial instruments - Fair values and risk management - Interest rate re-pricing (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 4,119.6	€ 4,675.0	€ 3,625.8
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Current financial assets	3,875.4	3,599.3	2,669.0
Cash > 3 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	237.8	1,056.2	934.1
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 6.4	€ 19.5	€ 22.7
Cash and liquid resources
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate on financial assets	4.20%	3.02%	(0.31%)
Current financial assets	€ 4,200.0	€ 4,700.0	€ 3,600.0